INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES	12 Months Ended
Dec. 31, 2022
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

NOTE 15 – INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

Income tax payable by company is presented below:

	As of December 31,
	2022	2021
Telecom	—	26,811
Núcleo	251	208
Adesol	20	92
Telecom USA	—	2
Pem	2	16
Opalker	1	—
NYSSA	40	—
	314	27,129

Deferred Income tax assets and liabilities, net and the actions for recourse tax receivable are presented below:

		As of December 31,
		2022	2021
Tax carryforward		(30,407)	(386)
Allowance for doubtful accounts		(8,982)	(10,189)
Provisions		(3,014)	(5,441)
PP&E and Intangible assets		213,975	235,347
Cash dividends from foreign companies		2,437	2,698
Income tax inflation adjustment effect		82,242	45,180
Other deferred tax liabilities (assets), net		(1,622)	(3,337)
Total deferred tax liabilities, net		254,629	263,872
Actions for recourse tax receivable		(888)	(1,731)
Total deferred tax liability, net	(*)	253,741	262,141

Net deferred tax assets		(2,472)	(1,282)
Net deferred tax liabilities		256,213	263,423

(*)  Includes $34 of currency translation adjustments on foreign subsidiaries’ initial balances.

As of December 31, 2022, Telecom and some subsidiaries have cumulative Tax carryforwards of approximately $87,121 (includes $53 for carryforward not recognized), that calculated considering statutory income tax rate, represent a deferred tax asset of approximately $30,407.

The detail of the maturities of estimated tax carryforward is disclosed:

		Tax carryforward
Company	Tax carryforward	amount as of	Tax carryforward
	generation year	12.31.2022	expiration year
Telecom	2022	82,721	2027
Telemás (*)	2019	675	2024
Micro Sistemas	2021	240	2026
Micro Sistemas	2022	3.432	2027
AVC Continente Audiovisual	2021	3	2026
AVC Continente Audiovisual	2022	50	2027
		87,121

(*)  This company is consolidated in the financial statements of Adesol.

Income tax benefit (expense) differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	Years ended December 31,
	2022	2021	2020

	Profit (loss)
Income (loss) before income tax expense	(232,144)	84,262	9,253
Non-taxable items – (Earnings) from associates	(819)	(769)	(1,459)
Non-taxable items – Impairment of Goodwill charges	243,964	1,299	—
Non-taxable items – Costs valuation differences of foreign investments	—	—	(19,318)
Non-taxable items – Other	1,532	(2,216)	(4,414)
Restatement in current currency of Equity, goodwill and others	250,325	198,120	182,845
Subtotal	262,858	280,696	166,907
Effective income tax rate	34.41%	34.34%	24.59%
Income tax expense at statutory tax rate of each subsidiary	(90,457)	(96,384)	(41,042)
Deferred tax liability restatement in current currency and others	216,524	114,870	60,860
Income tax inflation adjustment	(98,510)	(81,655)	(43,640)
Actions for recourse	(1)	14	35
Income tax on cash dividends of foreign companies	(1,052)	(1,745)	(473)
Income tax benefit (expense) (*)	26,504	(64,900)	(24,260)

Current tax	17,521	(36,290)	(709)
Deferred tax	8,983	(28,610)	(23,551)
Income tax	26,504	(64,900)	(24,260)

(*) In 2022 includes $18,590 corresponding to the adjustment made in the Income tax affidavit of 2021, which includes, among others, the effects related to the full application of the tax inflation adjustment mechanisms detailed in ”Income Tax – Inflation Adjustment for Tax Purposes”. In 2021 includes the effect of the change in the income tax rate provided for in Law No. 27,630 generated by the recalculation of the tax impact on balances at the beginning and on the result of the period, for approximately $(114,662).

Income tax - Actions for recourse filed with the Tax Authority

Section 10 of Law No. 23,928 and Section 39 of Law No. 24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992.

Accordingly, Telecom Argentina determined its income tax obligations in accordance with those provisions, without considering the income tax inflation adjustment.

After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Supreme Court of Justice issued its verdict in the “Candy” case in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.

More recently, the Supreme Court of Justice applied a similar criterion to the 2010, 2011. 2012 and 2014 fiscal years in the cases brought by “Distribuidora Gas del Centro” among others, enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

According to the above-mentioned new legal background that the Company took knowledge during 2015, Telecom Argentina filed actions for recourse with the AFIP to claim the full tax overpaid for fiscal years from 2009 to 2017 for a total amount of approximately $2,039 plus interest, under the argument that the lack of application of the income tax inflation adjustment is confiscatory.

On September 24, 2019 Telecom was notified of the resolutions dated September 12, 2019 and August 30, 2019 in which the AFIP has rejected the actions for recourse corresponding to fiscal years 2009 and 2010 respectively. Also, on November 11, 2019 Telecom was notified of the resolutions dated October 29, 2019 in which the AFIP has rejected the actions for recourse corresponding to fiscal years 2011 and 2012. According to this, on October 15, 2019 and on December 3, 2019, Telecom filed four actions for recourse before the National Court of First Instance.

On July 28, 2021 Telecom was notified of the resolution dated July 26, 2021 in which the AFIP rejected the action for recourse corresponding to fiscal year 2013. On August 23, 2021, Telecom filed an action for recourse before the National Court of First Instance.

The Company’s Management, with the assistance of its tax advisors, understands that the arguments presented by the Company follow the same criteria as those considered by the Supreme Court of Justice in similar precedents, among others. Therefore, the Company should obtain a favorable resolution to such claims.

Consequently, the income tax determined in excess qualifies as a tax credit in compliance with IAS 12 and the Company recorded a non-current tax credit of $888 as of December 31, 2022. For the measurement and update of the tax credit, the Company has estimated the amount of the tax determined in excess for the years 2009-2017 weighting the likelihood according to the jurisprudential antecedents known as of the date of these consolidated financial statements. The Company’s Management will assess Tax Authority’s resolutions related to actions of recourse filed as well as the jurisprudence evolution in order to, at least annually, remeasure the tax credit recorded.

Income Tax – Inflation Adjustment for Tax Purposes

Given the judicial precedents detailed above related to the different mechanisms used to recognize the effect of inflation in the assessment of income tax, on May 6, 2022, the Company filed the income tax return corresponding to fiscal year 2021, taking into account the restatement of the tax amortization of all its fixed and intangible assets pursuant to Articles 87 and 88 of the Income Tax Law and applying the tax loss carry-forwards from previous years in accordance with the restatement mechanism provided under Article 25 of such Law.

Taxes were so assessed because failure to apply the above-mentioned inflation adjustment mechanisms for tax purposes would result in actual taxable income that would yield an effective tax rate for fiscal year 2021 that qualifies as confiscatory. If the Company had not fully applied the inflation adjustment mechanisms for tax purposes, the income tax due would have absorbed 100% of the Company’s taxable income and would have even absorbed part of the equity value that generates said taxable income, yielding an effective tax rate of 146.6%.This would have exceeded any reasonable limits to the burden of taxation, thus qualifying as confiscatory and seriously infringing Telecom’s constitutional guarantees and rights.

Therefore, together with its income tax return for the 2021 fiscal period 2021, the Company made a filing with the AFIP, protected by tax secrecy procedural regulations, in order to safeguard its rights, in the spirit of transparency that guides Telecom’s actions.

As a consequence of the foregoing, the income tax due for the year includes a decrease of $7,517 ($12,616 in current currency as of December 31, 2022), assessed taking into account the weighted probability of occurrence, based on the above-mentioned judicial precedents.

It should be noted that, if new information became available, the Company may modify its decisions in relation to recognized tax liabilities, in which case such changes would impact on the income tax due for the period in which the re-assessment is made.

The Company’s Management, with the assistance of its legal and tax advisors, believes that the arguments presented by the Company in its filing with the AFIP follow the same criteria as those disclosed under “Income Tax – Reimbursement Claims filed with the Tax Authority” which were considered by the Supreme Court of Justice in the precedents cited above, among others. Therefore, the Company believes that it has strong grounds to defend the criteria applied.